Share-Based Compensation (Details) - USD ($)		12 Months Ended
	May 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation [Line Items]
Fair value of ordinary shares received	$ 5,000
Aggregation of ordinary shares (in Shares)		28,668	11,172	4,365
Recognized share-based compensation expenses		$ 1,746,767	$ 1,361,327	$ 1,010,460
Director [Member]
Share-Based Compensation [Line Items]
Recognized share-based compensation expenses		$ 72,224	$ 48,603	$ 50,173